[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05921
THE TURKISH INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)

RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31____

Date of reporting period:	7/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-S (§§ 239:24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under The investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Turkish Investment Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2005 (unaudited)

			Value
	Shares		(000)
TURKISH COMMON STOCKS (99.8%)
(Unless Otherwise Noted)
Airlines (6.9%)
Turk Hava Yollari Anonim Ortakligi	1,057,514	(a)	$6,393
Beverages (3.4%)
Efes Sinai Yatirim Holding A.S., ‘B’	389,494	(a)	3,109
Building Products (6.1%)
Trakya Cam Sanayi A.S.	1,476,930		5,623
Commercial Banks (12.2%)
Turkiye Garanti Bankasi A.S.	1,350,543	(a)	3,712
Yapi ve Kredi Bankasi A.S.	1,725,843	(a)	7,529
			11,241
Construction Materials (16.8%)
Adana Cimento Sanayii Turk Anonim Sirketi, ‘A’	2,103,331		9,400
Akcansa Cimento A.S.	1,314,402		6,044
			15,444
Food & Staples Retailing (8.9%)
BIM Birlesik Magazalar A.S.	239,000	(a)	5,182
Gima Gida ve Ihtiyac Maddeleri TAS	1,548,400	(a)	3,055
			8,237
Food Products (3.3%)
TAT Konserve Sanayii A.S.	1,637,743	(a)	3,036
Health Care Providers & Services (3.1%)
Acibadem Saglik Hizmetleri Ve Ticaret A.S.	582,039		2,853
Household Durables (4.4%)
Anadolu Cam Sanayii A.S.	943,088		4,043
Industrial Conglomerates (3.8%)
Enka Insaat ve Sanayi A.S.	338,583		3,493
Machinery (4.6%)
Uzel Makina Sanayi A.S.	2,617,700		4,198
Media (18.4%)
AFM Uluslararasi Film Produksiyon Ticaret ve Sanayi A.S.	687,021	(a)	1,990
Dogan Burda Rizzoli Dergi Yayincilik ve Pazarlama A.S.	1,002,648		2,971
Dogan Yayin Holding A.S.	1,335,440	(a)	3,733
Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	42,138		3,626
Hurriyet Gazetecilik ve Matbaacilik A.S.	1,757,653		4,622
			16,942
Multiline Retail (5.6%)
Boyner Buyuk Magazacilik A.S.	2,338,338	(a)	5,173
Real Estate (2.3%)
Yapi Kredi Koray Gayrimenkul Yatirim Ortakligi A.S.	1,016,000	(a)	2,078
TOTAL TURKISH COMMON STOCKS (Cost $59,971)			91,863

	Face
	Amount
	(000)
SHORT-TERM INVESTMENT (0.9%)
Repurchase Agreement (0.9%)
J.P. Morgan Securities, Inc., 3.29%,
dated 7/29/05, due 8/1/05,
repurchase price $807 (Cost $807)	$807	(b)	807
TOTAL INVESTMENTS+ (100.7%) (Cost $60,778)			92,670
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)			(646)
NET ASSETS (100%)			$92,024

(a)	Non-income producing security.
(b)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,004,606,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 3.30% to 4.85%, due 12/29/06 to 7/29/20; Federal Home Loan Bank, 2.625% to 7.625%, due 3/28/06 to 8/15/19; Federal Home Loan Mortgage Corp., 1.66% to 5.45%, due 8/26/05 to 4/8/19; Federal National Mortgage Corp., 1.57% to 6.875%, due 8/17/05 to 2/22/28; Tennessee Valley Authority, 4.75% to 7.125%, due 8/11/05 to 5/1/30, which had a total market value of $1,024,702,000. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

+

At July 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $60,778,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $31,892,000 of which $32,448,000 related to appreciated securities and $556,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Turkish Investment Fund, Inc.
By:	/s/ Ronald E. Robinson
Name:	Ronald E. Robinson
Title:	Principal Executive Officer
Date:	September 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robinson
Name:	Ronald E. Robinson
Title:	Principal Executive Officer
Date:	September 20, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	September 20, 2005